Trading assets and liabilities	6 Months Ended
Jun. 30, 2021
Trading assets and liabilities
Trading assets and liabilities

6. Trading assets and liabilities

Trading assets and liabilities comprise assets and liabilities held at fair value in trading portfolios.

	30 June	31 December
	2021	2020
Assets	£m	£m
Loans
Reverse repos	24,718	19,404
Collateral given	12,955	18,760
Other loans	1,154	1,611
Total loans	38,827	39,775
Securities
Central and local government
- UK	5,121	4,184
- US	4,088	5,149
- other	18,347	16,436
Financial institutions and corporate	3,812	3,446
Total securities	31,368	29,215
Total	70,195	68,990

Liabilities
Deposits
Repos	23,720	19,036
Collateral received	17,165	23,229
Other deposits	1,646	1,804
Total deposits	42,531	44,069
Debt securities in issue	1,205	1,408
Short positions	32,111	26,779
Total	75,847	72,256